UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 2007
Check here if Amendment [    ]; Amendment Number:  _____
	This Amendment (Check only one.):
	[    ] is a restatement.
	[    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:   DDJ Capital Management, LLC
Address:    130 Turner Street, Building 3, Suite 600, Waltham, MA
02453
Form 13F File Number:    28-6136

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:   David J. Breazzano
Title:   Member
Phone:   781-283-8500

Signature, Place, and Date of Signing:


/s/ David J. Breazzano
David J. Breazzano     Waltham, MA       August 13, 2007

Report Type (Check only one.):
[X]     13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)
[    ]     13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting
manager(s).)
[    ]     13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        	                0
Form 13F Information Table Entry Total:           	13
Form 13F Information Table Value Total:      	101,150
List of Other Included Managers:                     	  NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.





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
Form 13F Information Table

NAME OF	TITLE OF	CUSIP	VALUE	SHARES/ 	SH/	PUT/	INVSTMT	OTHR	VOTING AUTHORITY
ISSUER	CLASS		(X$1000)	PRN AMT	PRN	CALL	DSCRETN	MNGRS	SOLE	SHRD	NNE


BASSETT FURNITURE INDS INC	COM	070203104	3,899	285,636	SH		SOLE		285,636
BAUER EDDIE HOLDINGS INC	COM	071625107	2,289	178,100	SH		SOLE		178,100
BLOCKBUSTER INC	CL A	093679108	15,119	3,508,000	SH		SOLE		3,508,000
BLOCKBUSTER INC	CL B	093679207	429	109,700	SH		SOLE		109,700
INTERNATIONAL COAL	COM	45928H106	3,812	637,500	SH		SOLE		637,500
ISLE OF CAPRI CASINOS INC.	COM	464592104	12,260	511,667	SH		SOLE		511,667
KINDRED HEALTHCARE INC	COM	494580103	5,222	170,000	SH		SOLE		170,000
MTR GAMING GROUP INC	COM	553769100	18,393	1,194,383	SH		SOLE		1,194,383
MEADOW VY CORP	COM	583185103	1,791	127,271	SH		SOLE		127,271
METRETEK TECHNOLOGIES INC	COM	59159Q107	15,986	1,035,389	SH		SOLE		1,035,389
NORTHWESTERN CORP	COM NEW	668074305	7,820	245,840	SH		SOLE		245,840
PORTLAND GNE ELEC CO	COM NEW	736508847	4,390	160,000	SH		SOLE		160,000
REGAL ENTMT GROUP	CL A	758766109	9,740	444,119	SH		SOLE		444,119
GRAND TOTAL	101,150	8,607,605	8,607,605
